Warranty	12 Months Ended
Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
Warranty
16. WARRANTY
The following is a continuity of the Company’s warranty accruals:

	2025	2024

Balance, beginning of year	$309	$270
Expense, net	159	149
Settlements	(150)	(100)
Foreign exchange and other	65	(10)
	$383	$309